Other payables to third parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables for project assets	¥ 354,709	¥ 187,230
Payables for purchase of property, plant and equipment	330,277	198,450
Payable to non-controlling interests of Ningjin Songgong (Refer to Note 1 Organization and principal activities)	133,364
Trade finance	99,656
Payable for contract termination costs (2)	83,244
Logistic charges	74,662	50,833
Capital lease (Refer to Note 16 Other long term liabilities)	57,889	12,805
Reserve for purchase commitments (Refer to Note 7 Inventories)	48,906
Payables for land use rights	30,000	30,000
Deposits	26,639	21,162
Miscellaneous tax payables	27,835	53,275
Interest		303,380
Others	56,436	37,138
Total other payables	1,323,617	894,273
Total charge for contract termination cost	99,635
Payment of contract termination costs	16,391
Hemlock | Long-term supply contract
Interest		303,380
Accrued late payment of interest		¥ 123,524	¥ 93,797
Reversal of interest payable	¥ 303,380